Offerings	Jun. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2030
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	99.942
Maximum Aggregate Offering Price	$ 599,652,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,806.73
Offering Note
(1)
Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the registrants’ Registration Statement on Form S-3ASR (File Nos. 333-286204 and 333-286204-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.500% Notes due 2030
Amount of Registration Fee	$ 0
Offering Note
(2)
Welltower Inc. will fully and unconditionally guarantee the 4.500% Notes due 2030 and 5.125% Notes due 2035, each issued by Welltower OP, LLC. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.125% Notes due 2035
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	99.736
Maximum Aggregate Offering Price	$ 648,284,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,252.29
Offering Note
(1)
Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the registrants’ Registration Statement on Form S-3ASR (File Nos. 333-286204 and 333-286204-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.125% Notes due 2035
Amount of Registration Fee	$ 0
Offering Note
(2)
Welltower Inc. will fully and unconditionally guarantee the 4.500% Notes due 2030 and 5.125% Notes due 2035, each issued by Welltower OP, LLC. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.